Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Estimated Expense for the Sponsorship Agreements	The estimated expense for the sponsorship agreements as described in Note 6 for the periods ending December 31 subsequent to March 31, 2024 is as follows:
Sponsorship Agreements
2024	$137,357
The estimated expense for the sponsorship agreements as described in Note 7 for the periods subsequent to December 31, 2023 is as follows:
Sponsorship Agreements
2024	$162,553